                             OCC ACCUMULATION TRUST

                        U.S. GOVERNMENT INCOME PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000

                                              MANAGED BY

                                                  [LOGO]

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                                   MANAGED BY

                                     [LOGO]

                            2000 SEMI-ANNUAL REPORT

Fixed income securities delivered generally favorable returns during the first six months of 2000, despite large interest rate swings and considerable volatility. The six months ended June 30 witnessed two additional short-term interest rate increases by the Federal Reserve (the "Fed") in its attempts to prevent economic overheating and keep inflation under control. By June, the Fed's tighter money policy seemed to be showing signs of taking hold, with unemployment inching up, housing starts slowing and consumer confidence easing slightly. Even if the Fed is not completely through raising rates, a cooling economy should be positive for bond performance.

The U.S. Government Income Portfolio (the "Portfolio") returned 3.2% for the six months ended June 30, 2000, compared with a return of 3.5% for the Lehman Brothers Intermediate Government Bond Index (the "Lehman Index"). The Portfolio invests in debt obligations issued or guaranteed by the U.S. Government and its agencies or intermediaries. It primarily holds intermediate-term securities and places a priority on maintaining a relatively stable net asset value per share. The Portfolio is intended for investors seeking high current income from investments in Government securities.

The Portfolio provided a total return of 3.7% for the twelve months ended
June 30, 2000, compared with 4.5% for the Lehman Index. For the three years ended June 30, 2000, the Portfolio's average annual total return of 4.8% compared with 5.7% for the Lehman Index, and for the five years ended June 30, 2000 the Portfolio provided a 4.8% average annual total return versus 5.8% for the Lehman Index. From its inception on January 3, 1995 through June 30, 2000, the Portfolio provided an average annual total return of 5.9%, compared with 7.0% for the Lehman Index. Returns take into account expenses incurred by the Portfolio, but not separate account charges imposed by the insurance company.

During the six month period, the Portfolio's holdings of U.S. Treasury securities increased to 37.6% of net assets at June 30, 2000 from 27.1% six months earlier and duration was lengthened by more than half a year, with emphasis on the ten-year Treasury maturity. The Treasury has been reducing the national debt primarily by repurchasing longer-term bonds. This program provided Treasury securities with a decided performance advantage in the first quarter of 2000. In the second quarter, however, agency and mortgage-backed securities outperformed Treasuries.

At June 30, 2000, net assets were allocated 60.6% to U.S. Government agency and mortgage-related securities, 37.6% to Treasuries and 0.9% to short-term investments. Early in the year, the Portfolio's small holding of corporate bonds was eliminated. The average maturity of the Portfolio was approximately
11.4 years at June 30, 2000.

"Real yields", yields in excess of the rate of inflation, remain attractive in most areas of the bond market. Our goal is to deliver excellent returns while controlling volatility by investing in those maturities, sectors and credit categories where we find the highest yields at the lowest relative cost with the least amount of risk.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

      PRINCIPAL
       AMOUNT
        (000)                                                                           VALUE
---------------------                                                                 ---------
                        MORTGAGE-RELATED SECURITIES -- 44.6%
                        Federal National Mortgage Association,
       $  592           6.00%, 3/1/13-9/1/13........................................  $ 560,356
          980           6.50%, 4/29/09..............................................    915,536
          431           7.50%, 11/1/27..............................................    425,257
            1           9.00%, 8/1/02...............................................      1,340
          150           9.20%, 9/11/00..............................................    150,726
           43           9.50%, 12/1/06-12/1/19......................................     44,531

                        Freddie Mac,
          175           6.22%, 3/24/03..............................................    171,390
          125           7.75%, 11/7/01..............................................    126,132
          150           8.115%, 1/31/05.............................................    156,047

                        Government National Mortgage Association,
          881           4.00%, 10/20/25.............................................    784,807
          809           7.00%, 3/15/28-6/15/28......................................    786,316
                                                                                      ---------
                            Total Mortgage-Related Securities (cost-$4,316,803).....  4,122,438
                                                                                      ---------

                        U.S. GOVERNMENT AGENCY -- 16.0%
          500           Federal Farm Credit Bank, 5.875%, 7/2/01....................    495,310
          100           Student Loan Marketing Association, 7.20%, 11/9/00..........    100,281
        1,000           Tennessee Valley Authority, 5.375%, 11/13/08................    888,440
                                                                                      ---------
                            Total U.S. Government Agency (cost-$1,594,162)..........  1,484,031
                                                                                      ---------

                        U.S. TREASURY NOTES & BONDS -- 37.6%
          750           5.75%, 11/15/00.............................................    748,358
          875           5.875%, 11/30/01............................................    867,886
           95           6.25%, 4/30/01..............................................     94,807
        1,200           6.50%, 5/31/02-2/15/10......................................  1,234,470
          475           7.25%, 8/15/22..............................................    534,299
                                                                                      ---------
                            Total U.S. Treasury Notes & Bonds (cost-$3,516,728).....  3,479,820
                                                                                      ---------

                        U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 0.9%
                        Federal Farm Credit Bank, 6.45%, 7/12/00
                          (amortized cost-$84,832)..................................
           85                                                                            84,832
                                                                                      ---------


               Total Investments (cost-$9,512,525)...................     99.1%       9,171,121
               Other assets less liabilities.........................      0.9           85,506
                                                                        ------       ----------
               Net Assets............................................    100.0%      $9,256,627
                                                                        ======       ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS:
Investments, at value (cost-$9,512,525).....................  $9,171,121
Cash........................................................      15,314
Interest receivable.........................................     114,214
Prepaid expenses............................................         575
                                                              ----------
  Total Assets..............................................   9,301,224
                                                              ----------
LIABILITIES:
Payable for shares of beneficial interest redeemed..........      11,928
Dividend payable............................................      19,556
Investment advisory fee payable.............................       3,771
Trustees' retirement plan payable...........................       1,357
Accrued expenses............................................       7,985
                                                              ----------
  Total Liabilities.........................................      44,597
                                                              ----------
    Net Assets..............................................  $9,256,627
                                                              ==========
COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited
  number authorized)........................................  $    9,203
Paid-in-capital in excess of par............................   9,630,760
Accumulated net realized loss on investments................     (41,932)
Net unrealized depreciation of investments..................    (341,404)
                                                              ----------
    Net Assets..............................................  $9,256,627
                                                              ==========
Shares outstanding..........................................     920,271
                                                              ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE.....................................................      $10.06
                                                              ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME:
  Interest..................................................  $282,461
                                                              --------
EXPENSES:
  Investment advisory fees..................................    27,916
  Audit and tax service fees................................     7,243
  Custodian fees............................................     6,267
  Reports to shareholders...................................     2,276
  Trustees' fees and expenses...............................     2,128
  Transfer agent fees.......................................     1,394
  Legal fees................................................       580
  Insurance expense.........................................       566
  Miscellaneous.............................................       259
                                                              --------
    Total expenses..........................................    48,629

    Less: Investment advisory fee waived....................    (1,507)
         Expense offset.....................................      (625)
                                                              --------
    Net expenses............................................    46,497
                                                              --------
      Net investment income.................................   235,964
                                                              --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments..........................    (9,910)
  Net change in unrealized appreciation/depreciation of
    investments.............................................    57,163
                                                              --------
    Net realized and unrealized gain on investments.........    47,253
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $283,217
                                                              ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 2000        YEAR ENDED
                                                               (UNAUDITED)     DECEMBER 31, 1999
                                                              --------------   ------------------
OPERATIONS:
Net investment income.......................................   $   235,964         $   503,363
Net realized loss on investments............................        (9,910)            (31,440)
Net change in unrealized appreciation/depreciation of
  investments...............................................        57,163            (628,105)
                                                               -----------         -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................       283,217            (156,182)
                                                               -----------         -----------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................      (235,964)           (503,363)
                                                               -----------         -----------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares........................       574,490           3,365,637
Reinvestment of dividends...................................       216,408             503,363
Cost of shares redeemed.....................................    (1,411,340)         (3,921,601)
                                                               -----------         -----------
  Net decrease in net assets from share transactions........      (620,442)            (52,601)
                                                               -----------         -----------
    Total decrease in net assets............................      (573,189)           (712,146)
NET ASSETS:
Beginning of year...........................................     9,829,816          10,541,962
                                                               -----------         -----------
End of period...............................................    $9,256,627          $9,829,816
                                                               ===========         ===========
SHARES ISSUED AND REDEEMED:
Issued......................................................        57,510             326,391
Issued in reinvestment of dividends.........................        21,697              49,145
Redeemed....................................................      (141,509)           (382,260)
                                                               -----------         -----------
  Net decrease..............................................       (62,302)             (6,724)
                                                               ===========         ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                          SIX MONTHS
                                             ENDED                      YEAR ENDED DECEMBER 31,                 FOR THE PERIOD
                                         JUNE 30, 2000      -----------------------------------------------   JANUARY 3, 1995 (1)
                                          (UNAUDITED)         1999       1998          1997          1996      DECEMBER 31, 1995
                                         -------------      --------   --------      --------      --------   -------------------
Net asset value, beginning of period...     $10.00           $10.66     $10.51        $10.38        $10.62          $10.00
                                            ------           ------    -------        ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.25             0.49       0.53          0.57          0.55            0.60
Net realized and unrealized gain (loss)
  on investments.......................       0.06            (0.66)      0.31          0.14         (0.24)           0.68
                                            ------           ------    -------        ------        ------          ------
    Total income (loss) from investment
      operations.......................       0.31            (0.17)      0.84          0.71          0.31            1.28
                                            ------           ------    -------        ------        ------          ------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income..................      (0.25)           (0.49)     (0.53)        (0.57)        (0.55)          (0.60)
Net realized gains.....................         --               --      (0.16)        (0.01)           --           (0.06)
                                            ------           ------    -------        ------        ------          ------
    Total dividends and distributions
      to shareholders..................      (0.25)           (0.49)     (0.69)        (0.58)        (0.55)          (0.66)
                                            ------           ------    -------        ------        ------          ------
Net asset value, end of period.........     $10.06           $10.00    $ 10.66        $10.51        $10.38          $10.62
                                            ======           ======    =======        ======        ======          ======
TOTAL RETURN (2).......................        3.2%            (1.6)%      8.1%          7.0%          3.0%           13.1%
                                            ======           ======    =======        ======        ======          ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)......     $9,257           $9,830    $10,542        $6,983        $3,422          $1,442
Ratio of expenses to average net assets
  (3)..................................       1.01%(4)(5)      0.95%      1.00%(4)      0.93%(4)      0.96%(4)         0.75%(4)(5)
Ratio of net investment income to
  average net assets...................       5.07%(4)(5)      4.78%      4.96%(4)      5.51%(4)      5.27%(4)         5.75%(4)(5)
Portfolio Turnover.....................          9%              69%        80%           80%           31%             65%

------------------------------

(1) Commencements of operations

(2) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(3) Inclusive of expenses offset by earnings credits from custodian bank (See 1G in Notes to Financial Statements).

(4) During the fiscal periods indicated above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratios of expenses to average net assets and the ratios of net investment income to average net assets would have been 1.04% (annualized) and 5.04% (annualized), respectively for the six months ended June 30, 2000, 1.19% and 4.77%, respectively, for the year ended December 31, 1998, 1.06% and 5.38%, respectively, for the year ended December 31, 1997, 2.34% and 3.89%, respectively, for the year ended December 31, 1996, and 4.73% (annualized) and 1.77% (annualized), respectively, for the period January 3, 1995 (commencement of operations) to December 31, 1995.

(5) Annualized

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

OCC Accumulation Trust (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the U.S. Government Income Portfolio (the "Portfolio"), the Mid Cap Portfolio, and the Science & Technology Portfolio. OpCap Advisors (the "Adviser"), a wholly-owned subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The accompanying financial statement and notes thereto are those of the Portfolio. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective method.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2000
                            (UNAUDITED) (CONTINUED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or as a tax return of capital.

  (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) EXPENSE OFFSET

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits that reduce custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

  (H) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan") effective January 1, 1999. The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lessor period as may be approved by the Board of Trustees) to become eligible to receive benefits. For the six months ended June 30, 2000, the Portfolio accrued $468 in connection with the Plan.

(2) INVESTMENT ADVISORY FEE

The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of 0.60%. The Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of any expense offset) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For federal income tax purposes the cost of securities owned at June 30, 2000 was $9,512,525. Accordingly, net unrealized depreciation of investments of $341,404 was composed of gross appreciation of $8,973 for those investments having an excess of value over cost and gross depreciation of $350,377 for those investments having an excess of cost over value.

For the six months ended June 30, 2000, purchases and sales of investment securities, other than short-term securities, aggregated $1,521,004 and $764,958, respectively.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2000
                            (UNAUDITED) (CONCLUDED)

(4) ACQUISITION OF INVESTMENT ADVISER

On May 5, 2000 the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 ("Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Inc., Pacific Asset Management LLC, PIMCO Partners LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer. For the Portfolio, the change of control as a result of the closing of the Implementation Agreement resulted in the automatic termination of the current investment advisory agreement with OpCap Advisors. Prior to the closing of the Implementation Agreement, the Board of Trustees and stockholders of the Portfolio approved a new agreement with OpCap Advisors to become effective upon the closing of the Implementation Agreement.

(5) SPECIAL MEETING OF SHAREHOLDERS

The Portfolio held a special meeting of shareholders on March 3, 2000. Shareholders voted to: 1) approve a new investment advisory agreement between OpCap Advisors and the Portfolio; 2) elect V. Lee Barnes, Paul Y. Clinton, Thomas W. Courtney, Lacy B. Herrmann, Joseph M. La Motta and Theodore Mason as Trustees of the Portfolio; and, 3) ratifiy the appointment of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending December 31, 2000.

The resulting vote count for each proposal is indicated below.

                                                                                       WITHHHOLD
                                                              AFFIRMATIVE   AGAINST    AUTHORITY
                                                              -----------   --------   ---------
1. Approval of new Investment Advisory Agreement between
  OpCap Advisors and the Portfolio:                             945,532       4,740     39,723

2. Election of Trustees:
  V. Lee Barnes                                                 984,055          --      5,940
  Paul Y. Clinton                                               984,055          --      5,940
  Thomas W. Courtney                                            984,055          --      5,940
  Lacy B. Herrmann                                              984,055          --      5,940
  Joseph M. La Motta                                            984,055          --      5,940
  Theodore T. Mason                                             984,055          --      5,940

3. Ratification of the appointment of PricewaterhouseCoopers
  LLP as the Portfolio's independent accountants for the
  fiscal year ending December 31, 2000.                         948,028      16,760     25,207

                             OCC ACCUMULATION TRUST
                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Susan A. Murphy                                       President
Joseph M. LaMotta                                     Trustee and Chairman
V. Lee Barnes                                         Trustee
Paul Y. Clinton                                       Trustee
Thomas W. Courtney                                    Trustee
Lacy B. Herrmann                                      Trustee
Theodore T. Mason                                     Trustee
Steven Calabria                                       Vice President
Bernard H. Garil                                      Vice President
Jeffrey J. Hughes                                     Vice President
Eric V. Retzlaff                                      Vice President
Kenneth W. Corba                                      Vice President and Portfolio Manager
Mark F. Degenhart                                     Vice President and Portfolio Manager
Michael F. Gaffney                                    Vice President and Portfolio Manager
John C. Giusio, Jr.                                   Vice President and Portfolio Manager
Richard J. Glasebrook, II                             Vice President and Portfolio Manager
Colin Glinsman                                        Vice President and Portfolio Manager
Louis Goldstein                                       Vice President and Portfolio Manager
William Gross                                         Vice President and Portfolio Manager
Benjamin D. Gutstein                                  Vice President and Portfolio Manager
Vikki Hanges                                          Vice President and Portfolio Manager
Elisa A. Mazen                                        Vice President and Portfolio Manager
Dennis McKechnie                                      Vice President and Portfolio Manager
Jeffrey D. Parker                                     Vice President and Portfolio Manager
Brian S. Shlissel                                     Treasurer
Elliot M. Weiss                                       Secretary

INVESTMENT ADVISER
OpCap Advisors
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.